Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory
Finished goods	$ 211,747	$ 50,469	$ 14,950
Raw materials	255,570	274,188	215,247
Inventory, net	$ 467,317	$ 324,657	$ 230,197